SUPPLEMENTAL INFORMATION ON OIL AND NATURAL GAS PRODUCING ACTIVITIES (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Capitalized Costs

The following table sets forth capitalized costs for the years ended December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Capitalized costs at the end of the period:(a)
Oil and natrual gas properties and related equipment (successful efforts method)
Property costs
Proved property	$636,816	$591,889
Unproved property	1,589	1,380

Total property costs	638,405	593,269
Materials and supplies	1,054	771
Land	751	751

Total	640,210	594,791
Less: Accumulated depreciation, depletion, amortization and impairments	(495,215)	(474,669)

Oil and natural gas properties and equipment, net	$144,995	$120,122

(a)	Capitalized costs include the cost of equipment and facilities for our oil and natural gas producing activities. Proved property costs include capitalized costs for leaseholds holding proved reserves; development wells and related equipment and facilities (including uncompleted development well costs); and support equipment. Unproved property costs include capitalized costs for oil and natural gas leaseholds where proved reserves do not exist.

Schedule Of Costs Incurred For Oil And Natural Gas Producing Activities

The following table sets forth costs incurred for oil and natural gas producing activities for the years ended December 31, 2013 and 2012 (in thousands):

	For the year ended December 31,
	2013	2012
Costs incurred for the period:
Acquisition of properties
Proved	$20,012	$75
Unproved	209	177
Development costs	15,694	15,336

Oil and natural gas properties and equipment, net	$35,915	$15,588

Schedule Of Changes In Proved Developed And Undeveloped Reserves

The following table sets forth information with respect to changes in proved developed and undeveloped reserves. This information excludes reserves related to royalty and net profit interests. All of our reserves are located in the United States.

	For the year ended December 31,
	2013	2012
(In Mmcfe)
Beginning balance	92,982	201,330
Extensions and discoveries	4,825	2,049
Purchases of reserves in place	7,150	—
Sales of reserves in place	(49,385)	(256)
Revisions of previous estimates	44,727	(97,178)
Production	(9,045)	(12,963)

Ending balance	91,254	92,982

Ending balance from continuing operations	91,254	43,596
Ending balance from discontinued operations(a)	—	49,386

Total ending balance	91,254	92,982

Proved developed reserves from continuing operations	78,629	40,867
Proved developed reserves from discontinued operations	—	49,134

Total proved developed reserves	78,629	90,001

Proved undeveloped reserves from continuing operations	12,625	2,729
Proved undeveloped reserves from discontinued operations	—	252

Total proved undeveloped reserves	12,625	2,981

(a)	In February 2013, we sold all of our Black Warrior Basin properties.

Summary Of Standardized Measure Of Estimated Discounted Future Cash Flows From Properties

The following table summarizes the standardized measure of estimated discounted future cash flows from the oil and natural gas properties (in thousands):

	For the year ended December 31,
	2013	2012
Future cash inflows	$502,831	$360,825
Future production costs	(227,315)	(194,198)
Future estimated development costs	(40,694)	(11,124)

Future net cash flows	234,822	155,503
10% annual discount for estimated timing of cash flows	(91,108)	(65,834)

Standardized measure of discounted estimated future net cash flows related to proved gas reserves	$143,714	$89,669

Standardized measure from continuing operations	143,714	60,455
Standardized measure from discontinued operations(a)	—	29,214

Standardized measure of discounted estimated future net cash flows related to proved gas reserves	$143,714	$89,669

(a)	In February 2013, we sold all of our Black Warrior Basin properties.

Summary Of Change In Standardized Measure Of Estimated Discounted Future Net Cash Flows

The following table summarizes the principal sources of change in the standardized measure of estimated discounted future net cash flows (in thousands):

	For the year ended December 31,
	2013	2012
Beginning of the period	$89,669	$160,691
Sales and transfers of oil and natural gas, net of production costs	(21,244)	(39,699)
Net changes in prices and production costs related to future production	50,425	(19,228)
Development costs incurred during the period	5,615	18,818
Changes in extensions and discoveries	28,494	12,590
Revisions of previous quantity estimates	21,455	(83,750)
Sales of reserves in place	(2,297)	(1,476)
Accretion discount	8,967	16,069
Other	(37,370)	25,654

Standardized measure of discounted future net cash flows related to proved gas reserves	$143,714	$89,669

Standardized measure from continuing operations	143,714	60,455
Standardized measure from discontinued operations(a)	—	29,214

Standardized measure of discounted future net cash flows related to proved gas reserves	$143,714	$89,669

(a)	In February 2013, we sold all of our Black Warrior Basin properties.